Share-based compensation reserve (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves and Other Equity Interest [Abstract]
Disclosure of detailed information about reserves within equity

Share based compensation reserve
€m
Balance as of January 1, 2019	9.4
Non-Executive Director restricted share awards charge	0.9
Directors and Senior Management share awards charge	14.0
Vesting of Non-Executive Director restricted shares	(0.8)
Vesting of LTIP Share awards	(1.3)
Reclassification of awards for settlement of tax liabilities	0.4
Balance as of December 31, 2019	22.6

Founder Preferred Shares Dividend Reserve
€m
Balance as of January 1, 2019	372.6
Settlement of dividend through share issue	(2.5)
Balance as of December 31, 2019	370.1